Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

	The Years Ended December 31,
	2021	2020
Revenue	$2,530	$6,107,106
Cost of revenue	-	5,058,373
Gross profit	2,530	1,048,813
Operating expenses	57,659	1,205,993
Loss from operations	(55,130)	(157,180)
Other income (expenses)	299,716	(722,057)
Net loss	$244,586	$(879,237)